UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6475
                 ----------------------------------------------

                       Strategic Global Income Fund, Inc.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                     Dechert
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: November 30

Date of reporting period: November 30, 2003

Item 1. Reports to Stockholders.

[UBS LOGO] Global Asset
           Management

Strategic Global
Income Fund, Inc.
Annual Report
November 30, 2003

Strategic Global Income Fund, Inc.

January 15, 2004

Dear Shareholder,

We present you with the annual report for Strategic Global Income Fund, Inc. for the fiscal year ended November 30, 2003.

Performance

For the fiscal year ended November 30, 2003, Strategic Global Income Fund, Inc. returned 17.53% on a net asset value basis, compared to the median return of 20.28% generated by the Lipper Global Income Funds closed-end fund peer group. On a market price basis, the Fund returned 23.18% over the 12-month period, underperforming the market price return of 28.00% for the Lipper median. (For more on the Fund's performance, please refer to "Performance At A Glance" on page 5.)

The primary reason behind the Fund's underperformance over the review period was the fact that the Fund did not use leverage during the period, whereas some other funds in its peer group did. Leverage magnifies returns on the upside and on the downside, creating wider dispersions of returns within the Fund's peer group.

Developed bond markets, as measured by the Citigroup World Government Bond Index (or WGBI, formerly known as the Salomon Smith Barney World Government Bond Index), returned 16.06% on an unhedged basis, and 2.81% on a currency-hedged basis measured in US dollars. Emerging markets debt, as measured by the J.P. Morgan Emerging Market Bond Index-Global (EMBI-G), returned 25.83% during the same period. The EMBI-G consists of dollar-denominated securities.

An Interview with Maria Mednikov Loucks and Uwe Schillhorn

Q.  Can you describe the global economic environment during the period?

A. During the first half of the fiscal year, growth was tepid in the US and Japan, and insignificant in Europe. However, global economic growth has picked

--------------------------------------------------------------------------------
Strategic Global Income
Fund, Inc.

Investment Goals:

Primarily, high current income;
secondarily, capital appreciation.

Portfolio Manager:

Portfolio Management Team,
including Maria Mednikov Loucks
and Uwe Schillhorn
UBS Global Asset Management
(US) Inc.

Commencement:

February 3, 1992

NYSE Symbol:

SGL

Dividend Payments:

Monthly
--------------------------------------------------------------------------------


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                                                                               1

Strategic Global Income Fund, Inc.

    up--in many cases substantially--in more recent months. In the US, the combined effects of significantly higher military spending, an increase in exports and a stronger manufacturing sector fueled an uptick in growth that resulted in a second quarter 2003 GDP figure of 3.3%. This was followed by a final third quarter 2003 GDP of 8.2%--far higher than anticipated and the sharpest recorded advance since 1984.

    In Japan, the economy grew at an annualized rate of 2.2% during the third quarter of 2003, higher than anticipated. This marked the seventh straight quarterly gain for the Japanese economy, following a prolonged downturn. European growth, which has lagged many other regions, has also showed signs of recent improvement. Germany, Europe's largest economy, expanded 0.2% during the third quarter of 2003, its first positive showing since the third quarter of 2002.

Q.  Which holdings generated strong results over the period?

A. The bond market performed well over the fiscal year, so nearly all of the Fund's holdings rose during the period. With interest rates generally falling, those holdings with the longest duration produced the strongest results. In addition, our emerging markets debt positions and a substantial exposure to the euro enhanced results.

Q.  Were there any particular strategies that didn't work well for the Fund?

A. Throughout the period, the Fund's duration was shorter than that of the WGBI or the EMBI-G, since we took a cautious approach given the low yield environment. This stance hurt results overall, given the general decline in interest rates over the period. During the second quarter of 2003, we raised the Fund's overall duration by close to one year, bringing it approximately one year short of the duration of the WGBI. This was accomplished by extending maturities primarily in Canada and Europe, as we felt that the central banks in these countries had greater flexibility than the US Federal Reserve Board to further lower interest rates.

Q.  What was your currency strategy during the period?

A. Prior to the beginning of the war in Iraq, roughly a third of the Fund's net assets were in the euro and related currencies, such as the Danish krone and Hungarian forint. This weighting was then lowered to approximately a quarter of the Fund's net assets at the commencement of the war in Iraq (mid March), and we believed that a rapid end to the conflict would propel the US dollar higher. However, the euro continued to appreciate. We subsequently (mid-May) increased the Fund's exposure to the euro to about a third of the portfolio, and maintained this stance for the remainder of the fiscal year.


--------------------------------------------------------------------------------
2

Strategic Global Income Fund, Inc.

    At the beginning of the period, we held substantial weights in the Canadian and Australian dollars and the British pound. Toward the end of the reporting period, this exposure was eliminated, and we built positions in the Japanese yen and Thai baht.

Q.  What other strategic transactions occurred over the reporting period?

A. In the first three months of 2003, we increased the Fund's exposure to lower-rated emerging market debt--including bonds issued by Brazil, Russia and Peru. This enhanced results over the period, as this sector of the bond market generated very strong results. Brazil's PT (Worker's Party) government has made substantial progress in obtaining legislative approval of its social security and tax reform initiatives--something the prior Cardoso administration was unable to do with its own reform package. Although growth in Brazil has suffered from the extremely high real interest rates that have been maintained by the Brazilian central bank to ward off inflationary pressure, the country may now stand to benefit from a cycle of declining inflation and lower domestic interest rates.

Q. What is your outlook for the global economy and the fixed income markets in the coming months?

A. We believe that the global economy will continue to expand, especially in the US and Asia. In addition, we anticipate that the US budget deficit will continue to move higher. This could be detrimental for US government bond prices and the dollar, although positive for Asian currencies--specifically for those countries that are running a large current account surplus with the US.

    While emerging markets debt valuations appreciated considerably over the fiscal year, we remain positive on the sector overall. Low interest rates in the US, high oil prices and positive developments in terms of fiscal reform in Brazil appear to have provided the foundation for higher emerging markets debt prices. We do not anticipate an influx of negative events that could substantially hurt emerging markets debt in the near term.

--------------------------------------------------------------------------------
Portfolio Management Change

In November 2003, the Fund moved from having a single portfolio manager who was primarily responsible for its day-to-day management, to management by an investment team. Investment decisions for the Fund are now being made collectively by a global fixed income portfolio management team that does not include the former portfolio manager. This change brings the Fund more in line with UBS Global Asset Management's team approach to investment management--an approach that we believe provides a forum for intellectual debate and the exploration of the ramifications of investment decisions.
                                                                    -- continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

--------------------------------------------------------------------------------
Portfolio Management Change -- continued from prior page

The Fund's investment adviser and administrator remains UBS Global Asset Management (US) Inc., an indirect, wholly owned subsidiary of UBS AG, and a member of the UBS Global Asset Management division. UBS Global Asset Management had approximately $434 billion in assets under management worldwide as of September 30, 2003, and has a long history of managing global fixed income assets dating back to 1981. As of September 30, 2003, this division was managing global fixed income assets totaling approximately $15.7 billion. UBS Global Asset Management (US) Inc. had approximately $66.5 billion in assets under management as of September 30, 2003.
--------------------------------------------------------------------------------

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ Joseph A. Varnas

Joseph A. Varnas
President
Strategic Global Income Fund, Inc.
Managing Director
UBS Global Asset Management (US) Inc.

/s/ Maria Mednikov Loucks

Maria Mednikov Loucks
Portfolio Management Team Member
Strategic Global Income Fund, Inc.
Director
UBS Global Asset Management (US) Inc.

/s/ Uwe Schillhorn

Uwe Schillhorn
Portfolio Management Team Member
Strategic Global Income Fund, Inc.
Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended November 30, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.


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4

Strategic Global Income Fund, Inc.

Performance At A Glance

Average Annual Returns for Periods Ended 11/30/03

                                         6 months       1 year      5 years     10 years
----------------------------------------------------------------------------------------
Net Asset Value Returns*
----------------------------------------------------------------------------------------
Strategic Global Income Fund, Inc.          1.52%        17.53%       9.00%       8.04%
----------------------------------------------------------------------------------------
Lipper Global Income Funds Median**         1.81%        20.28%       8.95%       7.75%
----------------------------------------------------------------------------------------
Market Price Returns*
----------------------------------------------------------------------------------------
Strategic Global Income Fund, Inc.          3.83%        23.18%      15.44%      10.83%
----------------------------------------------------------------------------------------
Lipper Global Income Funds Median**         7.93%        28.00%      14.15%      10.45%
----------------------------------------------------------------------------------------

* Past performance does not predict future performance. The return and value of an investment will fluctuate, so that an investor's shares, when sold, may be worth more or less than their original cost. NAV return assumes, for illustration only, that distributions were reinvested at the net asset value on the distribution dates. Market returns assume that distributions are reinvested at prices according to the dividend reinvestment plan. NAV and market price returns for periods of one year or less have not been annualized. Returns do not reflect taxes paid on dividends/distributions or brokerage commissions and taxes paid on the sale of shares.

** Lipper closed-end fund peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Portfolio Statistics

Characteristics*           11/30/03                           5/31/03                          11/30/02
=======================================================================================================
Net Asset Value           $   12.93                         $   13.39                         $   12.15
-------------------------------------------------------------------------------------------------------
Market Price              $   14.44                         $   14.55                         $   12.84
-------------------------------------------------------------------------------------------------------
12-Month Dividend/
Distribution              $  1.2785                         $  1.2408                         $  1.1983
-------------------------------------------------------------------------------------------------------
Monthly Dividend/
Distribution at
Period-End                $  0.1065                         $  0.1081                         $  0.1017
-------------------------------------------------------------------------------------------------------
Net Assets (mm)           $   236.1                         $   244.5                         $   221.9
-------------------------------------------------------------------------------------------------------
Weighted Average
Maturity                  8.16 yrs.                          8.0 yrs.                          7.7 yrs.
-------------------------------------------------------------------------------------------------------
Weighted Average
Duration                   4.6 yrs.                          5.1 yrs.                          4.5 yrs.
-------------------------------------------------------------------------------------------------------
Currency Exposure**        11/30/03                           5/31/03                          11/30/02
=======================================================================================================
U.S. Dollar
Denominated                    46.5%                             50.4%                             57.7%
-------------------------------------------------------------------------------------------------------
Foreign Denominated            53.5                              49.6                              42.3
-------------------------------------------------------------------------------------------------------
Total                         100.0%                            100.0%                            100.0%
-------------------------------------------------------------------------------------------------------
Credit Quality**           11/30/03                           5/31/03                          11/30/02
=======================================================================================================
A1/P1                          12.7%                              4.3%                              6.8%
-------------------------------------------------------------------------------------------------------
AAA                            50.0                              52.3                              49.6
-------------------------------------------------------------------------------------------------------
AA                              8.1                               9.4                               8.7
-------------------------------------------------------------------------------------------------------
A                               0.8                               3.7                               4.3
-------------------------------------------------------------------------------------------------------
BBB                            12.1                              12.8                              15.1
-------------------------------------------------------------------------------------------------------
BB                              8.6                              11.9                              10.3
-------------------------------------------------------------------------------------------------------
B                               4.9                               3.3                               2.1
-------------------------------------------------------------------------------------------------------
CCC                             1.9                               0.9                                --
-------------------------------------------------------------------------------------------------------
Non-Rated                        --                                --                               0.7
-------------------------------------------------------------------------------------------------------
Other Assets in Excess
of Liabilities                  0.9                               1.4                               2.4
-------------------------------------------------------------------------------------------------------
Total                         100.0%                            100.0%                            100.0%
-------------------------------------------------------------------------------------------------------
Top 10 Countries**         11/30/03                           5/31/03                          11/30/02
=======================================================================================================
France                         11.0%   France                    10.8%   United States***          11.5%
-------------------------------------------------------------------------------------------------------
Germany                         8.6    Germany                    8.5    France                     9.3
-------------------------------------------------------------------------------------------------------
Mexico                          6.3    Mexico                     6.7    Mexico                     8.1
-------------------------------------------------------------------------------------------------------
Russia                          5.2    United States***           6.6    Germany                    8.0
-------------------------------------------------------------------------------------------------------
Denmark                         5.0    Netherlands                6.2    Netherlands                5.6
-------------------------------------------------------------------------------------------------------
Brazil                          4.9    Russia                     6.0    Russia                     5.5
-------------------------------------------------------------------------------------------------------
United Kingdom                  4.9    Canada                     5.9    Denmark                    5.0
-------------------------------------------------------------------------------------------------------
Italy                           4.5    Australia                  4.9    United Kingdom             4.7
-------------------------------------------------------------------------------------------------------
Canada                          4.5    Denmark                    4.9    Canada                     4.5
-------------------------------------------------------------------------------------------------------
Netherlands                     4.1    Italy                      4.5    Italy                      4.1
-------------------------------------------------------------------------------------------------------
Total                          59.0%                             65.0%                             66.3%
-------------------------------------------------------------------------------------------------------

*   Prices and other characteristics will vary over time.
** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time. Credit quality ratings shown are based on those assigned by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., and/or Moody's Investors Services, Inc. to individual portfolio holdings. Both are independent ratings agencies.
*** Excludes cash, cash equivalents and other assets in excess of liabilities.

--------------------------------------------------------------------------------
6

Strategic Global Income Fund, Inc.

Portfolio of Investments -- November 30, 2003

Principal
Amount                                                       Maturity           Interest
(000)*                                                         Dates              Rates              Value
------------------------------------------------------------------------------------------------------------
Long-Term Debt Securities-86.35%
------------------------------------------------------------------------------------------------------------
Australia-2.87%
             9,310     New South Wales Treasury Corp.        04/01/04             7.000%          $6,770,327
------------------------------------------------------------------------------------------------------------
Austria-2.47%
JPY        590,000     Republic of Austria                   09/28/05             4.500            5,820,541
------------------------------------------------------------------------------------------------------------
Brazil-4.92%
U.S.$          650     Braskem S.A. (1)                      11/05/08            12.500              666,250
------------------------------------------------------------------------------------------------------------
                                                             07/26/07 to          8.875 to
U.S.$        5,390     Federal Republic of Brazil            08/17/40            11.250            5,429,410
------------------------------------------------------------------------------------------------------------
U.S.$        3,386     Federal Republic of Brazil, C         04/15/14             8.000            3,263,622
------------------------------------------------------------------------------------------------------------
U.S.$        2,160     Federal Republic of Brazil, DCB       04/15/12             2.063+           1,895,400
------------------------------------------------------------------------------------------------------------
U.S.$          388     Federal Republic of Brazil, NMB       04/15/09             2.063+             362,041
------------------------------------------------------------------------------------------------------------
                                                                                                  11,616,723
------------------------------------------------------------------------------------------------------------
Canada-4.45%
                                                             06/01/04 to          3.000 to
            13,351     Government of Canada                  06/01/29             5.750           10,499,483
------------------------------------------------------------------------------------------------------------
China-1.25%
U.S.$        3,015     People's Republic of China            10/29/13             4.750            2,961,589
------------------------------------------------------------------------------------------------------------
Denmark-4.97%
                                                             08/15/05 to          5.000 to
            68,500     Kingdom of Denmark                    11/15/11             6.000           11,742,019
------------------------------------------------------------------------------------------------------------
Finland-1.25%
             2,350     Government of Finland                 07/04/07             5.000            2,959,166
------------------------------------------------------------------------------------------------------------
France-10.98%
                                                             07/12/05 to          4.500 to
            20,300     Republic of France                    10/25/32             5.750           25,928,928
------------------------------------------------------------------------------------------------------------
Germany-8.61%
U.S.$        4,700     Deutsche Ausgleich Bank               06/23/05             7.000            5,040,205
------------------------------------------------------------------------------------------------------------
                                                             02/17/04 to          3.250 to
            12,550     Federal Republic of Germany           07/04/11             5.000           15,289,219
------------------------------------------------------------------------------------------------------------
                                                                                                  20,329,424
------------------------------------------------------------------------------------------------------------
Hungary-0.79%
           437,000     Republic of Hungary                   05/12/06             8.500            1,868,720
------------------------------------------------------------------------------------------------------------
Ireland-1.25%
             2,400     Government of Ireland                 10/18/07             4.250            2,950,639
------------------------------------------------------------------------------------------------------------
Italy-4.53%
                                                             04/01/04 to          6.500 to
             8,252     Republic of Italy                     11/01/27             8.500           10,695,740
------------------------------------------------------------------------------------------------------------
Malaysia-1.28%
U.S.$        2,708     Petroliam Nasional Berhad (1)         10/15/26             7.625            3,021,587
------------------------------------------------------------------------------------------------------------


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                                                                               7

Strategic Global Income Fund, Inc.

Portfolio of Investments -- November 30, 2003

Principal
Amount                                                         Maturity          Interest
(000)*                                                           Dates             Rates          Value
----------------------------------------------------------------------------------------------------------
Mexico-6.32%
U.S.$         1,300    Conproca S.A. de CV                     06/16/10          12.000%        $1,651,000
----------------------------------------------------------------------------------------------------------
                                                               05/15/07 to        8.020 to
U.S.$         3,080    PEMEX Finance Ltd.                      08/15/17          10.610          3,591,369
----------------------------------------------------------------------------------------------------------
                                                               12/30/19 to        8.125 to
U.S.$         8,205    United Mexican States                   08/15/31          11.500          9,677,780
----------------------------------------------------------------------------------------------------------
                                                                                                14,920,149
----------------------------------------------------------------------------------------------------------
Netherlands-4.13%
                                                               02/15/07 to        5.500 to
              7,617    Government of Netherlands               01/15/28           5.750          9,757,147
----------------------------------------------------------------------------------------------------------
New Zealand-1.38%
              5,000    Government of New Zealand               04/15/13           6.500          3,247,774
----------------------------------------------------------------------------------------------------------
Panama-1.87%
U.S.$         2,200    Republic of Panama                      01/16/23           9.375          2,376,000
----------------------------------------------------------------------------------------------------------
U.S.$         2,348    Republic of Panama, PDI                 07/17/16           1.938+         2,031,134
----------------------------------------------------------------------------------------------------------
                                                                                                 4,407,134
----------------------------------------------------------------------------------------------------------
Peru-0.93%
U.S.$         2,520    Republic of Peru, FLIRB                 03/07/17           4.500++        2,192,400
----------------------------------------------------------------------------------------------------------
Philippines-0.59%
U.S.$         1,415    Republic of Philippines                 01/15/19           9.875          1,397,313
----------------------------------------------------------------------------------------------------------
Qatar-1.41%
U.S.$         2,373    State of Qatar (1)                      06/15/30           9.750          3,334,065
----------------------------------------------------------------------------------------------------------
Russia-5.21%
U.S.$         4,000    Russian Federation                      03/31/10           8.250          4,440,000
----------------------------------------------------------------------------------------------------------
U.S.$         8,376    Russian Federation (1)                  03/31/30           5.000++        7,852,933
----------------------------------------------------------------------------------------------------------
                                                                                                12,292,933
----------------------------------------------------------------------------------------------------------
South Africa-0.96%
U.S.$         2,000    Republic of South Africa                04/25/12           7.375          2,260,000
----------------------------------------------------------------------------------------------------------
Spain-3.56%
                                                               07/30/05 to        4.950 to
              6,655    Government of Spain                     01/31/08           6.000          8,408,526
----------------------------------------------------------------------------------------------------------
Trinidad and Tobago-0.88%
U.S.$         1,580    Republic of Trinidad & Tobago (1)       07/01/20           9.750          2,069,800
----------------------------------------------------------------------------------------------------------
United Kingdom-4.88%
              6,690    United Kingdom Gilt                     12/07/03           6.500         11,526,402
----------------------------------------------------------------------------------------------------------
United States-2.69%
              5,502    U.S. Treasury Inflation Index Notes (3) 01/15/10           4.250          6,354,067
----------------------------------------------------------------------------------------------------------
Venezuela-1.92%
                                                               08/07/10 to        5.375 to
U.S.$         4,218    Republic of Venezuela                   03/31/20           6.750          3,439,110
----------------------------------------------------------------------------------------------------------
U.S.$         1,179    Republic of Venezuela, DCB              12/18/07           1.875+         1,096,042
----------------------------------------------------------------------------------------------------------
                                                                                                 4,535,152
----------------------------------------------------------------------------------------------------------
Total Long-Term Debt Securities (cost--$175,482,626)                                           203,867,748
----------------------------------------------------------------------------------------------------------


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8

Strategic Global Income Fund, Inc.

Portfolio of Investments-- November 30, 2003

Number of
Rights
(000)                                                                                             Value
----------------------------------------------------------------------------------------------------------
Rights-0.01%
----------------------------------------------------------------------------------------------------------
Mexico-0.01%
        6,460       United Mexican States Value Recovery Rights, Series B-E,
                      Expiration Dates 06/30/04 to 06/30/07 (2)                                     $21,964
----------------------------------------------------------------------------------------------------------
Venezuela-0.00%
           15       Venezuela Oil Indexed Payment Obligations,
                      Expiration Date 4/15/20 (2)                                                         0
----------------------------------------------------------------------------------------------------------
Total Rights (cost-$0)                                                                               21,964
----------------------------------------------------------------------------------------------------------

Principal
Amount                                                          Maturity         Interest
(000)                                                             Dates           Rates@
----------------------------------------------------------------------------------------------------------
Short-Term Debt Securities-12.55%
----------------------------------------------------------------------------------------------------------
United States-12.55%
      $ 9,834       Federal Home Loan Bank,                    12/03/03 to       1.000% to
                      Discount Notes                           12/17/03          1.010            9,832,797
----------------------------------------------------------------------------------------------------------
       14,575       Federal National Mortgage Association,     12/03/03 to       1.000 to
                      Discount Notes                           12/15/03          1.010           14,570,757
----------------------------------------------------------------------------------------------------------
        5,225       Freddie Mac, Discount Notes                12/02/03 to
                                                               12/15/03          1.010            5,222,668
----------------------------------------------------------------------------------------------------------
Total Short-Term Debt Securities (cost--$29,628,059)                                             29,626,222
----------------------------------------------------------------------------------------------------------

Number of
Shares
(000)
----------------------------------------------------------------------------------------------------------
Money Market Fund-0.17%
          412       JP Morgan U.S. Government Money Market Fund
                      (cost--$412,208)                                           0.540#             412,208
----------------------------------------------------------------------------------------------------------
Total Investments (cost--$205,522,893)--99.08%                                                  233,928,142
----------------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--0.92%                                                      2,173,737
----------------------------------------------------------------------------------------------------------
Net Assets--100%                                                                               $236,101,879
----------------------------------------------------------------------------------------------------------

Note: The Portfolio of Investments is listed by the issuer's country of origin.
*     In local currency unless otherwise indicated.
+     Reflects rate at November 30, 2003 on variable coupon rate instruments.
++    Reflects rate at November 30, 2003 on step coupon rate instruments.
#     Interest rate shown reflects yield at November 30, 2003.
@     Yield to maturity for discounted securities.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Rights do not currently accrue income. Quarterly income, if any, will vary based on several factors including oil exports, prices and inflation.
(3) Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
C     Front-load interest reduction with capitalized interest bond.
DCB   Debt conversion bond.
FLIRB Front-load interest reduction bond.
JPY   Japanese yen.
NMB   New money bond.
PDI   Past due interest bond.
U.S.$ United States dollars.


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                                                                               9

Strategic Global Income Fund, Inc.

Portfolio of Investments-- November 30, 2003

Forward Foreign Currency Contracts

                                                                                                   Unrealized
                               Contracts to                                  Maturity             Appreciation
                                  Deliver        In Exchange for               Dates             (Depreciation)
---------------------------------------------------------------------------------------------------------------
European Monetary Unit          11,387,654      USD    12,720,174       12/04/03 to 02/17/04      $  (925,389)
---------------------------------------------------------------------------------------------------------------
Japanese Yen                   998,349,000      USD     9,124,284       12/01/03 to 12/02/03            9,439
---------------------------------------------------------------------------------------------------------------
New Zealand Dollars              4,675,000      USD     2,814,818       12/24/03                     (167,494)
---------------------------------------------------------------------------------------------------------------
United States Dollars           21,116,537      JPY 2,315,604,750       12/01/03 to 02/17/04           44,480
---------------------------------------------------------------------------------------------------------------
United States Dollars            3,403,002      THB   135,881,860       02/24/04                         (831)
---------------------------------------------------------------------------------------------------------------
                                                                                                  $(1,039,795)
---------------------------------------------------------------------------------------------------------------

Currency Type Abbreviations:
JPY - Japanese Yen
THB - Thailand Baht
USD - United States Dollars

Investments By Type of Issuer

                                                               Percentage of Net Assets
                                                     ----------------------------------------------
                                                                                          Other
                                                      Long-Term                        Investments
---------------------------------------------------------------------------------------------------
Government and other public issuers                     78.27%                               --
---------------------------------------------------------------------------------------------------
U.S. Agency Obligations                                    --                             12.55%
---------------------------------------------------------------------------------------------------
Financial Services                                       5.00                                --
---------------------------------------------------------------------------------------------------
Oil                                                      3.08                                --
---------------------------------------------------------------------------------------------------
Rights                                                     --                              0.01
---------------------------------------------------------------------------------------------------
Money Market Fund                                          --                              0.17
---------------------------------------------------------------------------------------------------
                                                        86.35%                            12.73%
---------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
10

Strategic Global Income Fund, Inc.

Statement of Assets and Liabilities -- November 30, 2003

Assets:
Investments in securities, at value (cost--$205,522,893)                         $233,928,142
---------------------------------------------------------------------------------------------
Foreign currency, at value (cost--$270,358)                                           275,993
---------------------------------------------------------------------------------------------
Interest receivable                                                                 3,740,742
---------------------------------------------------------------------------------------------
Unrealized appreciation on forward foreign currency contracts                          53,919
---------------------------------------------------------------------------------------------
Other assets                                                                            4,414
---------------------------------------------------------------------------------------------
Total assets                                                                      238,003,210
---------------------------------------------------------------------------------------------
Liabilities:
Unrealized depreciation on forward foreign currency contracts                       1,093,714
---------------------------------------------------------------------------------------------
Payable to custodian                                                                  456,604
---------------------------------------------------------------------------------------------
Payable to investment advisor and administrator                                       194,031
---------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                156,982
---------------------------------------------------------------------------------------------
Total liabilities                                                                   1,901,331
---------------------------------------------------------------------------------------------
Net Assets:
Capital Stock--$0.001 par value; 100,000,000 shares authorized; 18,258,828
 shares issued and outstanding                                                    209,447,866
---------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                     (827,331)
---------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, forward foreign currency contracts,
 and other assets and liabilities denominated in foreign currencies                27,481,344
---------------------------------------------------------------------------------------------
Net assets                                                                       $236,101,879
---------------------------------------------------------------------------------------------
Net asset value per share                                                        $      12.93
---------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Statement of Operations

                                                                             For the
                                                                           Year Ended
                                                                       November 30, 2003
-----------------------------------------------------------------------------------------
Investment income:
Interest                                                                  $12,491,100
-----------------------------------------------------------------------------------------
Expenses:
Investment advisory and administration fees                                 2,338,882
-----------------------------------------------------------------------------------------
Custody and accounting fees                                                   187,112
-----------------------------------------------------------------------------------------
Reports and notices to shareholders                                            77,745
-----------------------------------------------------------------------------------------
Professional fees                                                              60,225
-----------------------------------------------------------------------------------------
Transfer agency fees                                                           24,072
-----------------------------------------------------------------------------------------
Directors' fees                                                                21,790
-----------------------------------------------------------------------------------------
Other expenses                                                                 66,315
-----------------------------------------------------------------------------------------
                                                                            2,776,141
-----------------------------------------------------------------------------------------
Net investment income                                                       9,714,959
-----------------------------------------------------------------------------------------
Realized and unrealized gains (losses) from investment activities:
Net realized gains from:
 Investment transactions                                                    6,689,013
-----------------------------------------------------------------------------------------
 Forward foreign currency contracts and foreign currency transactions       3,825,112
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
 Investments                                                               18,076,432
-----------------------------------------------------------------------------------------
 Forward foreign currency contracts and other assets and liabilities
   denominated in foreign currencies                                         (787,961)
-----------------------------------------------------------------------------------------
Net realized and unrealized gains from investment activities               27,802,596
-----------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                      $37,517,555
-----------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
12

Strategic Global Income Fund, Inc.

Statement of Changes in Net Assets

                                                                        For the Years Ended
                                                                            November 30,
                                                                  -------------------------------
                                                                      2003               2002
-------------------------------------------------------------------------------------------------
From operations:
Net investment income                                             $  9,714,959       $  9,578,925
-------------------------------------------------------------------------------------------------
Net realized gains from investment transactions                      6,689,013          5,091,061
-------------------------------------------------------------------------------------------------
Net realized gains from forward foreign currency contracts and
 foreign currency transactions                                       3,825,112            247,701
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
 Investments                                                        18,076,432         10,200,878
-------------------------------------------------------------------------------------------------
 Forward foreign currency contracts and other assets and
   liabilities denominated in foreign currencies                      (787,961)          (272,772)
-------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                37,517,555         24,845,793
-------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
Net investment income and net realized gains from foreign
 currency transactions                                             (14,140,229)       (10,466,754)
-------------------------------------------------------------------------------------------------
Net realized gains                                                  (6,096,034)        (4,066,103)
-------------------------------------------------------------------------------------------------
Return of capital                                                   (3,107,648)        (7,346,696)
-------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                  (23,343,911)       (21,879,553)
-------------------------------------------------------------------------------------------------
Net increase in net assets                                          14,173,644          2,966,240
-------------------------------------------------------------------------------------------------
Net assets:
Beginning of year                                                  221,928,235        218,961,995
-------------------------------------------------------------------------------------------------
End of year                                                       $236,101,879       $221,928,235
-------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Notes to Financial Statements

Organization and Significant Accounting Policies

Strategic Global Income Fund, Inc. (the "Fund") was incorporated in Maryland on November 15, 1991 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company. The Fund's primary objective is to achieve a high level of current income. As a secondary objective, the Fund seeks capital appreciation, to the extent consistent with its primary objective.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of directors (the "Board"). All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation.


--------------------------------------------------------------------------------
14

Strategic Global Income Fund, Inc.

Notes to Financial Statements

Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

Repurchase Agreements--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party "custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterpart's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities and other assets and liabilities--at the exchange rates prevailing at the end of the Fund's fiscal year; and (2) purchases and sales of investment securities and income and


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Notes to Financial Statements

expenses--at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market value of the Fund's investment securities are presented at the foreign exchange rates at the end of the Fund's fiscal year, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to U.S. federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with U.S. federal income tax regulations.

Forward Foreign Currency Contracts--The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund may also use forward contracts to enhance income.

The Fund has no specific limitation on the percentage of assets which may be committed to such forward contracts. The Fund may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such forward contracts or (2) the Fund identifies cash or liquid securities in an amount not less than the value of its total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have matured.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital is determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are


--------------------------------------------------------------------------------
16

Strategic Global Income Fund, Inc.

Notes to Financial Statements

reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

Investing in securities of foreign issuers and foreign currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund invests. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

Investment Advisor and Administrator

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 1.00% of the Fund's average weekly net assets.

Security Lending

The Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and UBS Securities LLC, indirect wholly owned subsidiaries of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. The Fund's lending agent is UBS Securities LLC. (UBS Financial Services Inc. provided such


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Notes to Financial Statements

services prior to UBS Securities LLC.) During the year ended November 30, 2003, the Fund did not lend securities.

Capital Stock

There are 100,000,000 shares of $0.001 par value common stock authorized and 18,258,828 shares outstanding at November 30, 2003. For the years ended November 30, 2003 and November 30, 2002, the Fund did not repurchase any shares of common stock.

For the period September 17, 1998 (commencement of repurchase program) through November 30, 2001, the Fund repurchased 3,148,300 shares of common stock at an average market price per share of $10.74 and a weighted average discount from net asset value of 12.54%. At November 30, 2003, paid-in-capital has been reduced by the cost of $34,013,476 of capital stock repurchased.

Federal Tax Status

For federal income tax purposes, the components of net unrealized appreciation of investments at November 30, 2003 were as follows:

Gross appreciation (investments having an excess of value over cost)  $ 27,425,232
----------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)      (715,284)
----------------------------------------------------------------------------------
Net unrealized appreciation of investments                            $ 26,709,948
----------------------------------------------------------------------------------

For the year ended November 30, 2003, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $104,517,589 and $131,979,578, respectively.

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended November 30, 2003 and November 30, 2002 was as follows:

Distributions paid from:        2003              2002
----------------------------------------------------------
Ordinary income              $16,347,710      $ 10,466,754
----------------------------------------------------------
Net realized gains             3,888,553         4,066,103
----------------------------------------------------------
Return of capital              3,107,648         7,346,696
----------------------------------------------------------
                             $23,343,911      $ 21,879,553
----------------------------------------------------------


--------------------------------------------------------------------------------
18

Strategic Global Income Fund, Inc.

Notes to Financial Statements

At November 30, 2003, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated realized capital and other losses  $  (170,994)
----------------------------------------------------------
Unrealized appreciation of investments          26,825,007
----------------------------------------------------------
Total accumulated earnings                     $26,654,013
----------------------------------------------------------

The differences between book-basis and tax-basis unrealized appreciation is attributable to premium amortization adjustments.

To reflect reclassifications arising from permanent "book/tax" differences for the year ended November 30, 2003, distributions in excess of net investment income were decreased by $13,621,773, accumulated net realized gain from investment transactions was decreased by $10,514,125 and capital stock was decreased by $3,107,648.


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Financial Highlights

Selected data for a share of common stock outstanding thoughout each year is presented below:

                                                                               For the Years Ended November 30,
                                                                ------------------------------------------------------------
                                                                  2003         2002+        2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                $12.15       $11.99       $11.92       $12.56       $13.55
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                               0.53         0.52         0.72         0.85@        0.81@
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses) from investment
 and foreign currency transactions                                  1.53         0.83         0.55        (0.41)@      (0.89)@
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                  2.06         1.35         1.27         0.44        (0.08)
----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income and foreign
 currency transactions                                             (0.78)       (0.57)       (0.55)       (0.29)       (0.48)
----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains                              (0.33)       (0.22)          --           --           --
----------------------------------------------------------------------------------------------------------------------------
Distributions from paid-in-capital                                 (0.17)       (0.40)       (0.66)       (0.84)       (0.56)
----------------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                      --           --           --        (0.08)          --
----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                  (1.28)       (1.19)       (1.21)       (1.21)       (1.04)
----------------------------------------------------------------------------------------------------------------------------
Net increase in net asset value resulting from repurchase of
 common stock                                                         --           --         0.01         0.13         0.13
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $12.93       $12.15       $11.99       $11.92       $12.56
----------------------------------------------------------------------------------------------------------------------------
Market value, end of year                                         $14.44       $12.84       $11.40       $10.13       $10.00
----------------------------------------------------------------------------------------------------------------------------
Total investment return(1)                                         23.18%       24.39%       25.34%       13.75%       (6.41)%
----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of year (000's)                                 $236,102     $221,928     $218,962     $219,674     $247,915
----------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets                                      1.19%        1.18%        1.19%        1.19%        1.17%
----------------------------------------------------------------------------------------------------------------------------
Net investment income to average net assets                         4.15%        4.37%        5.94%        6.89%        6.21%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               49%          51%          29%          53%          58%
----------------------------------------------------------------------------------------------------------------------------

@     Calculated using average monthly shares outstanding for the year.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each year reported and a sale at the current market price on the last day of each year reported, and assuming reinvestment of dividends and other distributions at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions or the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the sale of Fund shares.

+ As required, effective as of December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premiums on debt securities for financial statement reporting purposes only. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.06, increase net realized and unrealized gains from investment and foreign currency activities per share by $0.06, and decrease the ratio of net investment income to average net assets from 4.82% to 4.37%. Per share ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.


--------------------------------------------------------------------------------
20

Strategic Global Income Fund, Inc.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Directors and Shareholders of Strategic Global Income Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Strategic Global Income Fund, Inc. (the "Fund"), including the portfolio of investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at November 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Strategic Global Income Fund, Inc. at November 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
January 14, 2004


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Tax Information (unaudited)

Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual reporting.

Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2003. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2004. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.


--------------------------------------------------------------------------------
22

Strategic Global Income Fund, Inc.

General Information (unaudited)

The Fund

Strategic Global Income Fund, Inc. (the "Fund") is a non-diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's primary investment objective is to achieve a high level of current income. As a secondary objective, the Fund seeks capital appreciation, to the extent consistent with its primary objective. The Fund's investment advisor and administrator is UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, which had over $58.5 billion in assets under management as of December 31, 2003.

Shareholder Information

The Fund's NYSE trading symbol is "SGL." Comparative net asset value and market price information about the Fund is published weekly in The Wall Street Journal, The New York Times and Barron's, as well as in numerous other publications.

Portfolio Management Change

In November 2003, the fund moved from having a single portfolio manager primarily responsible for day-to-day management to management by an investment team. Investment decisions for the Fund are now being made collectively by a global fixed income portfolio management team which does not include the former portfolio manager. This change brings the Fund more in line with UBS Global AM's team approach to investment management.

Proxy Voting Policies and Procedures

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by contacting the Fund directly at 1-800-647-1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

Dividend Reinvestment Plan

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares, unless such shareholders elect to receive cash. Shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

General Information (unaudited)

A shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share at the time of the purchase. Investors should consider whether continued participation in the dividend reinvestment plan is appropriate for them when the Fund's market price exceeds its net asset value; a portion of a dividend may represent a return of capital, which would be reinvested in the Fund at a premium to net asset value. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions are paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan may also be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331-1710.


--------------------------------------------------------------------------------
24

Strategic Global Income Fund, Inc.

General Information (unaudited)

Distribution Policy

Effective January 2000, the Board revised the Fund's managed distribution policy to make regular monthly distributions at an annualized rate equal to 10% of the Fund's net asset value, as determined as of the last trading day during the first week of the month (usually a Friday, unless the NYSE is closed that Friday). Prior to January 2000, the Fund's managed distribution was 8% of the Fund's net asset value as determined as of the last trading day during the first week of the month. Prior to May 13, 1998, the Fund's distributions varied based on the Fund's net investment income and realized capital gains or losses.

To the extent that the Fund's taxable income in any fiscal year exceeds the aggregate amount distributed based on a fixed percentage of its net asset value, the Fund would distribute the excess after the end of the fiscal year. If the aggregate amount distributed by the Fund (based on a fixed percentage of its net asset value) exceeds its current and accumulated earnings and profits, the amount of that excess would constitute a return of capital or net realized capital gains for tax purposes.

Monthly distributions based on a fixed percentage of the Fund's net asset value may require the Fund to make multiple distributions of long-term capital gains during a single fiscal year. The Fund has received exemptive relief from the Securities and Exchange Commission that enables it to do so. The Board will annually reassess the annualized percentage of net assets at which the Fund's monthly distributions will be made.


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Supplemental Information (unaudited)

Board of Directors & Officers

The Fund is governed by a Board of Directors which oversees the Fund's operations. Each director serves until the next annual meeting of shareholders or until his or her successor is elected and qualified, or until he or she resigns or is otherwise removed. Officers are appointed by the directors and serve at the pleasure of the Board. The table below shows, for each director and officer, his or her name, address and age, the position held with the Fund, the length of time served as a director and officer of the Fund, the director's or officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the director or for which a person served as an officer, and other directorships held by the director.

Interested Directors

                                            Term of
                                          Office+ and
                             Position(s)   Length of
       Name, Address,         Held with       Time             Principal Occupation(s)
          and Age                Fund        Served              During Past 5 Years
---------------------------------------------------------------------------------------------
Margo N. Alexander*++; 56      Director   Since 1996   Mrs. Alexander is retired. She
                                                       was an executive vice president
                                                       of UBS Financial Services Inc.
                                                       (March 1984 to December 2002).
                                                       She was chief executive officer
                                                       (from January 1995 to October
                                                       2000), a director (from January 1995
                                                       to September 2001) and chairman
                                                       (from March 1999 to September
                                                       2001) of UBS Global AM (formerly
                                                       known as Mitchell Hutchins Asset
                                                       Management Inc.).

Brian M. Storms*++; 49         Director   Since 2003   Mr. Storms is chief executive officer
                                 and                   of UBS Global Asset Management--
                               Chairman                Americas region (since July 2002).
                                of the                 Mr. Storms was chief executive
                               Board of                officer, president and/or chief
                              Directors                operating officer of UBS Global AM
                                                       and certain affiliated asset
                                                       management companies from 1999
                                                       to July 2002. From 1996 to 1999,
                                                       he was president of Prudential
                                                       Investments.


--------------------------------------------------------------------------------
26

Strategic Global Income Fund, Inc.

Supplemental Information (unaudited)

                    Number of
            Portfolios in Fund Complex               Other Directorships
               Overseen by Director                   Held by Director
------------------------------------------------------------------------
 Mrs. Alexander is a director or trustee            None
 of 17 investment companies (consisting
 of 37 portfolios) for which UBS Global
 AM or one of its affiliates serves as
 investment advisor, sub-advisor or manager.

 Mr. Storms is a director or trustee of 21          None
 investment companies (consisting of 80
 portfolios) for which UBS Global AM or one
 of its affiliates serves as investment advisor,
 sub-advisor or manager.


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Supplemental Information (unaudited)

Independent Directors

                                                    Term of
                                                  Office+ and
                                    Position(s)    Length of
          Name, Address,             Held with       Time           Principal Occupation(s)
              and Age                   Fund        Served            During Past 5 Years
-------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 68              Director   Since 1995   Mr. Armstrong is chairman and
c/o Willkie Farr & Gallagher LLP                              principal of R.Q.A. Enterprises
787 Seventh Avenue                                            (management consulting firm)
New York, NY 10019-6099                                       (since April 1991 and principal
                                                              occupation since March 1995).

David J. Beaubien; 69                 Director   Since 2001   Mr. Beaubien is retired. From 1991
84 Doane Road                                                 to 2003 he was chairman of
Ware, MA 01082                                                Yankee Environmental Systems,
                                                              Inc., a manufacturer of
                                                              meteorological measuring systems.

Richard R. Burt; 56                   Director   Since 1995   Mr. Burt is chairman of Diligence
1275 Pennsylvania Ave., N.W.                                  LLC (international information and
Washington, D.C. 20004                                        security firm) and IEP Advisors
                                                              (international investments and
                                                              consulting firm).

Meyer Feldberg; 61                    Director   Since 1996   Mr. Feldberg is Dean and Professor
Columbia University                                           of Management of the Graduate
101 Uris Hall                                                 School of Business, Columbia
New York, New York 10027                                      University (since 1989).

Carl W. Schafer; 67                   Director   Since 1996   Mr. Schafer is president of the
66 Witherspoon Street                                         Atlantic Foundation (charitable
#1100                                                         foundation) (since 1990).
Princeton, NJ 08542


--------------------------------------------------------------------------------
28

Strategic Global Income Fund, Inc.

Supplemental Information (unaudited)

                     Number of
            Portfolios in Fund Complex                            Other Directorships
               Overseen by Director                                Held by Director
-------------------------------------------------------------------------------------------------
 Mr. Armstrong is a director or trustee of 17        None
 investment companies (consisting of 37
 portfolios) for which UBS Global AM or one
 of its affiliates serves as investment advisor,
 sub-advisor or manager.

 Mr. Beaubien is a director or trustee of 17         Mr. Beaubien is also a director of IEC
 investment companies (consisting of 37              Electronics, Inc., a manufacturer of
 portfolios) for which UBS Global AM or one          electronic assemblies.
 of its affiliates serves as investment advisor,
 sub-advisor or manager.

 Mr. Burt is a director or trustee of 17             Mr. Burt is also a director of Hollinger
 investment companies (consisting of 37              International, Inc. (publishing), HCL
 portfolios) for which UBS Global AM or one          Technologies, Ltd. (software and
 of its affiliates serves as investment advisor,     information technologies), The Central
 sub-advisor or manager.                             European Fund, Inc., The Germany Fund,
                                                     Inc., IGT, Inc. (provides technology to
                                                     gaming and wagering industry) and
                                                     chairman of Weirton Steel Corp. (makes
                                                     and finishes steel products). He is also
                                                     a director or trustee of funds in the
                                                     Scudder Mutual Funds Family (consisting
                                                     of 47 portfolios).

 Dean Feldberg is a director or trustee of 31        Dean Feldberg is also a director of
 investment companies (consisting of 51              Primedia Inc. (publishing), Federated
 portfolios) for which UBS Global AM or one          Department Stores, Inc. (operator of
 of its affiliates serves as investment advisor,     department stores), Revlon, Inc.
 sub-advisor or manager.                             (cosmetics) and Select Medical Inc.
                                                     (healthcare services) and SAPPI, Ltd.
                                                     (producer of paper).

 Mr. Schafer is a director or trustee of 17          Mr. Schafer is also a director of Labor
 investment companies (consisting of 37              Ready, Inc. (temporary employment),
 portfolios) for which UBS Global AM or one          Guardian Life Insurance Company Mutual
 of its affiliates serves as investment advisor,     Funds (consisting of 25 portfolios), the
 sub-advisor or manager.                             Harding, Loevner Funds (consisting of three
                                                     portfolios), E.I.I. Realty Securities Trust
                                                     (investment company) and Frontier Oil
                                                     Corporation.


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Supplemental Information (unaudited)

Independent Directors (concluded)

                                              Term of
                                            Office+ and
                              Position(s)    Length of
       Name, Address,          Held with       Time           Principal Occupation(s)
           and Age                Fund        Served            During Past 5 Years
-------------------------------------------------------------------------------------------
William D. White; 70            Director   Since 2001   Mr. White is retired (since 1994).
P.O. Box 199
Upper Black Eddy, PA 18972


--------------------------------------------------------------------------------
30

Strategic Global Income Fund, Inc.
Supplemental Information (unaudited)

                    Number of
            Portfolios in Fund Complex               Other Directorships
               Overseen by Director                   Held by Director
------------------------------------------------------------------------
 Mr. White is a director or trustee of 17           None
 investment companies (consisting of 37
 portfolios) for which UBS Global AM or one
 of its affiliates serves as investment advisor,
 sub-advisor or manager.


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Supplemental Information (unaudited)

Officers

                                               Term of       Principal Occupation(s) During
                                             Office+ and        Past 5 Years; Number of
                          Position(s) Held    Length of      Portfolios in Fund Complex for
Name, Address, and Age      with the Fund    Time Served     Which Person Serves as Officer
---------------------------------------------------------------------------------------------
 W. Douglas Beck*; 36    Vice President     Since 2003    Mr. Beck is an executive director
                                                          and head of mutual fund
                                                          product management of UBS
                                                          Global AM (since 2002). From
                                                          March 1998 to November
                                                          2002, he held various positions
                                                          at Merrill Lynch, the most recent
                                                          being first vice president and
                                                          co-manager of the managed
                                                          solutions group. Mr. Beck is vice
                                                          president of 20 investment
                                                          companies (consisting of 78
                                                          portfolios) for which UBS Global
                                                          AM or one of its affiliates serves
                                                          as investement adivsor, sub-
                                                          advisor or manager.

 Thomas Disbrow*; 37     Vice President     Since 2000    Mr. Disbrow is a director and a
                         and Assistant                    senior manager of the mutual
                         Treasurer                        fund finance department of
                                                          UBS Global AM. Prior to
                                                          November 1999, he was a
                                                          vice president of Zweig/Glaser
                                                          Advisers. Mr. Disbrow is a
                                                          vice president and assistant
                                                          treasurer of 17 investment
                                                          companies (consisting of 37
                                                          portfolios) for which UBS
                                                          Global AM or one of its
                                                          affiliates serves as investment
                                                          advisor, sub-advisor or
                                                          manager.


--------------------------------------------------------------------------------
32

Strategic Global Income Fund, Inc.

Supplemental Information (unaudited)

Officers (continued)

                                                  Term of       Principal Occupation(s) During
                                                Office+ and         Past 5 Years; Number of
                             Position(s) Held    Length of      Portfolios in Fund Complex for
Name, Address, and Age         with the Fund    Time Served     Which Person Serves as Officer
-------------------------------------------------------------------------------------------------
 Amy R. Doberman*; 41       Vice President     Since 2000    Ms. Doberman is a managing
                            and Secretary                    director and general counsel of
                                                             UBS Global AM. From December
                                                             1997 through July 2000, she
                                                             was general counsel of Aeltus
                                                             Investment Management, Inc.
                                                             Ms. Doberman is vice president
                                                             and assistant secretary of five
                                                             investment companies
                                                             (consisting of 44 portfolios) and
                                                             vice president and secretary of
                                                             17 investment companies
                                                             (consisting of 37 portfolios) for
                                                             which UBS Global AM or one of
                                                             its affiliates serves as investment
                                                             advisor, sub-advisor or manager.

 David M. Goldenberg*; 37   Vice President     Since 2002    Mr. Goldenberg is an executive
                            and Assistant                    director and deputy general
                            Secretary                        counsel of UBS Global AM.
                                                             From 2000 to 2002 he was
                                                             director, legal affairs at Lazard
                                                             Asset Management. Mr.
                                                             Goldenberg served in various
                                                             capacities, including most
                                                             recently as global director of
                                                             compliance at SSB Citi Asset
                                                             Management Group from
                                                             1996 to 2000. Mr. Goldenberg
                                                             is a vice president and
                                                             secretary of five investment
                                                             companies (consisting of 44
                                                             portfolios) and a vice president
                                                             and assistant secretary of 17
                                                             investment companies
                                                             (consisting of 37 portfolios) for
                                                             which UBS Global AM or one
                                                             of its affiliates serves as
                                                             investment advisor, sub-advisor
                                                             or manager.


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Supplemental Information (unaudited)

Officers (continued)

                                               Term of      Principal Occupation(s) During
                                             Office+ and       Past 5 Years; Number of
                          Position(s) Held    Length of     Portfolios in Fund Complex for
Name, Address, and Age      with the Fund    Time Served    Which Person Serves as Officer
-------------------------------------------------------------------------------------------
 Kevin J. Mahoney*; 38   Vice President     Since 1999    Mr. Mahoney is a director
                         and Assistant                    and a senior manager of
                         Treasurer                        the mutual fund finance
                                                          department of UBS Global
                                                          AM. Prior to April 1999, he
                                                          was the manager of the
                                                          mutual fund internal control
                                                          group of Salomon Smith
                                                          Barney. Mr. Mahoney is a
                                                          vice president and assistant
                                                          treasurer of 17 investment
                                                          companies (consisting of 37
                                                          portfolios) for which UBS
                                                          Global AM or one of its
                                                          affiliates serves as investment
                                                          advisor, sub-advisor or
                                                          manager.

 John Penicook+++; 45    Vice President     Since 2002    Mr. Penicook is a managing
                                                          director and global head of
                                                          fixed income of UBS Global
                                                          Asset Management (Americas)
                                                          Inc. and UBS Global AM. Mr.
                                                          Penicook is a vice president of
                                                          three investment companies
                                                          (consisting of three portfolios)
                                                          for which UBS Global AM or
                                                          one of its affiliates serves as
                                                          investment advisor, sub-advisor
                                                          or manager.


--------------------------------------------------------------------------------
34

Strategic Global Income Fund, Inc.

Supplemental Information (unaudited)

Officers (continued)

                                               Term of      Principal Occupation(s) During
                                             Office+ and       Past 5 Years; Number of
                          Position(s) Held    Length of     Portfolios in Fund Complex for
Name, Address, and Age      with the Fund    Time Served    Which Person Serves as Officer
-------------------------------------------------------------------------------------------
 Paul H. Schubert*; 40   Vice President     Since 1994    Mr. Schubert is an executive
                         and Treasurer                    director and head of the
                                                          mutual fund finance
                                                          department of UBS Global
                                                          AM. Mr. Schubert is treasurer
                                                          and principal accounting
                                                          officer of three investment
                                                          companies (consisting of 41
                                                          portfolios) a vice president and
                                                          treasurer of 18 investment
                                                          companies (consisting of 38
                                                          portfolios), and treasurer and
                                                          chief financial officer of one
                                                          investment company
                                                          (consisting of two portfolios)
                                                          for which UBS Global AM or
                                                          one of its affiliates serves as
                                                          investment advisor, sub-advisor
                                                          or manager.

 Joseph A. Varnas*; 36   President          Since 2003    Mr. Varnas is a managing
                                                          director (since March 2003),
                                                          chief technology officer (since
                                                          March 2001) and head of
                                                          product, technology and
                                                          operations of UBS Global
                                                          AM (since November 2002).
                                                          From 2000 to 2001, he
                                                          was manager of product
                                                          development in Investment
                                                          Consulting Services at UBS
                                                          Financial Services Inc. Mr.
                                                          Varnas was a senior analyst in
                                                          the Global Securities Research
                                                          and Economics Group at
                                                          Merrill Lynch from 1995 to
                                                          1999. Mr. Varnas is president
                                                          of 21 investment companies
                                                          (consisting of 79 portfolios)
                                                          for which UBS Global AM or
                                                          one of its affiliates serves as
                                                          investment advisor, sub-advisor
                                                          or manager.


--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.

Supplemental Information (unaudited)

Officers (concluded)

                                               Term of      Principal Occupation(s) During
                                             Office+ and        Past 5 Years; Number of
                          Position(s) Held    Length of     Portfolios in Fund Complex for
Name, Address, and Age      with the Fund    Time Served    Which Person Serves as Officer
--------------------------------------------------------------------------------------------
 Keith A. Weller*; 42    Vice President     Since 1995    Mr. Weller is a director and
                         and Assistant                    senior associate general
                         Secretary                        counsel of UBS Global AM.
                                                          Mr. Weller is a vice president
                                                          and assistant secretary of 17
                                                          investment companies
                                                          (consisting of 37 portfolios) for
                                                          which UBS Global AM or one
                                                          of its affiliates serves as
                                                          investment advisor, sub-advisor
                                                          or manager.

------------------------------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
+ Each Director serves until the next annual meeting of shareholders or until his or her successor is elected and qualified, or until he or she resigns or is otherwise removed. Each director who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers of the Fund are appointed by the Directors and serve at the pleasure of the Board.
++ Mrs. Alexander and Mr. Storms are "interested persons" of the Fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or any of its affiliates.
+++   This person's business address is One North Wacker Drive, Chicago, IL
      60606.


--------------------------------------------------------------------------------
36

Directors

Brian M. Storms
Chairman

Margo N. Alexander

Richard Q. Armstrong

David J. Beaubien

Richard R. Burt

Meyer Feldberg

Carl W. Schafer

William D. White


Principal Officers

Joseph A. Varnas
President

Amy R. Doberman
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer

W. Douglas Beck
Vice President

Investment Advisor and Administrator
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

(C)2004 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS LOGO]

     UBS Global Asset Management
     51 West 52nd Street
     New York, New York 10019-6114

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that the following persons serving on the registrant's Audit and Contract Review Committee are "audit committee financial experts" as defined in item 3 of Form N-CSR : Richard Q. Armstrong and Carl W. Schafer. Each of Mr. Armstrong and Mr. Schafer is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 6. [Reserved by SEC for future use. ]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed - End Management Investment Companies.

The registrant's Board of Directors believes that the voting of proxies on securities held by the registrant is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to the registrant's advisor. Following is a summary of the proxy voting policy of the advisor.

Corporate Governance Philosophy, Voting Guidelines and Policy Summary

The proxy voting policy of UBS Global Asset Management (US) Inc. ("UBS Global AM") is based on its belief that voting rights have economic value and must be treated accordingly. Generally, UBS Global AM expects the boards of directors of companies issuing securities held by its clients to act as stewards of the financial assets of the company, to exercise good judgment and practice diligent oversight with the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. UBS Global AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM's proxy voting policy.

When UBS Global AM's view of a company's management is favorable, UBS Global AM generally supports current management initiatives. When UBS Global AM's view is that changes to the management structure would probably increase shareholder value, UBS Global AM may not support existing management proposals. In general, UBS Global AM (1) opposes proposals which act to entrench management; (2) believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience; (3) opposes structures which impose financial constraints on changes in control; (4) believes remuneration should be commensurate with responsibilities and performance; and
(5) believes that appropriate steps should be taken to ensure the independence of auditors.

UBS Global AM has implemented procedures designed to identify whether it has a conflict of interests in voting a particular proxy proposal, which may arise as a result of its or its affiliates' client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing our proxy votes. Whenever UBS Global AM is aware of a conflict with respect to a particular proxy, its appropriate local corporate governance committee is required to review and agree to the manner in which such proxy is voted.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 9. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

      (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

      (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is attached hereto as Exhibit EX-99.CODE ETH.

      (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

      (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Global Income Fund, Inc.

By:      /s/ Joseph A. Varnas
         ---------------------
         Joseph A. Varnas
         President

Date:    February 5, 2004
         ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Joseph A. Varnas
         ---------------------
         Joseph A. Varnas
         President

Date:    February 5, 2004
         ----------------

By:      /s/ Paul H. Schubert
         --------------------
         Paul H. Schubert
         Treasurer

Date:    February 5, 2004
         ----------------